Note 28 - Provisions	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of provisions [text block]
28	Provisions

Site restoration

Site restoration relates to the estimated cost of closing down the mines and represents the site and environmental restoration costs, estimated to be paid throughout the period up until closure due to areas of environmental disturbance present at the reporting date as a result of mining activities. Regarding Blanket Mine the costs of site restoration are discounted based on the estimated life of mine. Site restoration costs at Blanket Mine are capitalised to mineral properties depreciated at initial recognition and amortised systematically over the estimated life of the mine for costs relating to the decommissioning of property, plant and equipment.

Reconciliation of site restoration provision	2020	2019

Balance January 1	3,346	3,309
Unwinding of discount	2	20
Change in estimate - adjustment capitalised in Property, plant and equipment	219	17
Balance December 31	3,567	3,346

The discount rates currently applied in calculating the net present value of the Blanket Mine provision is
1.45%
(
2019:
2.31%,
January 1, 2019:
2.95%
), based on a risk-free rate and cash flows estimated at an average
2.05%
inflation (
2019:
2.27%,
January 1, 2019:
2.13%
). The gross rehabilitation costs, before discounting, amounted to
$3,389
(
2019:
$3,364,
January 1, 2019:
$3,604
) for Blanket Mine as at
December 31, 2020.